CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

3. CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY

In preparing these consolidated financial statements, management has made judgments estimates and assumptions that affect the application of the Company’s accounting policies which are described in Note 2 and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

Information about assumptions and estimation uncertainties that have significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities in the next financial year is included in the following notes:

–	Deferred taxes

Deferred tax assets are recognized only if management assesses that these tax assets can be offset against positive taxable income within a foreseeable future. This judgment is made by management on an ongoing basis and is based on budgets and business plans for the coming years. These budgets and business plans are reviewed and approved by the Board of Directors. Since inception, the Company has reported losses, and consequently, the Company has unused tax losses. The deferred tax assets are currently not deemed to meet the criteria for recognition as management is not able to provide any convincing positive evidence that deferred tax assets should be recognized. Therefore, management has concluded that deferred tax assets should not be recognized on December 31, 2023.

–	Goodwill

Goodwill is assessed annually for impairment, or more frequently if there are indicators of impairment, by comparing the carrying value of the CGU to which these assets are allocated to their recoverable amounts. The company principally uses discounted cash flows to estimate the recoverable amount of a CGU to which goodwill has been allocated, and market approaches inclusive of a control premium are used when applicable. Significant judgments and assumptions are required to determine the recoverable amount of a CGU, including forecasted cash flows, discount rates, long term growth rates. The recoverable amount is subject to sensitivity analysis given the uncertainty in preparing forecasts. Details of goodwill including the results of annual impairment tests, are presented in Note 14.

–	Stock options

In estimating the fair value of stock options granted to employees we use the Black-Scholes model which requires management to make significant assumptions including the expected life of the stock options, volatility and risk-free interest rate. The assumptions used to estimate the fair value of the stock options are disclosed in Note 10.

THE REAL BROKERAGE INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2023 and 2022